Share-Based Compensation - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 127.0	$ 121.0	$ 81.0
Tax benefit	42.0	49.0	31.0
Accrued liabilities	15.0	15.0
Unrecognized compensation costs related to unvested awards	$ 121.0
Unrecognized compensation costs related to unvested awards, weighted-average period	1 year 8 months
Shares of common stock reserved for future issuance	16.1
Incremental share based compensation expense	$ 2.3	$ 3.3	$ 0.3
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	50.00%
Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage	50.00%